May 29, 2026
Baillie Gifford International Growth Fund | Baillie Gifford International Growth Fund - Class 2,3,4 & 5 Prospectus
Investment Objective
Baillie Gifford International Growth Fund seeks capital appreciation.
Fees and Expenses
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Class 2	Class 3	Class 4	Class 5
None	None	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
	Class 2	Class 3	Class 4	Class 5
Advisory Fees	0.33%	0.33%	0.33%	0.33%
Service Fees(a)	0.17%	0.10%	0.07%	0.02%
Other Expenses	0.07%	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses	0.57%	0.50%	0.47%	0.42%
(a)

Service Fees differ between the classes of the Fund to reflect varying levels of shareholder servicing fees payable to Baillie Gifford Overseas Limited, as described in detail under “Fund Management—Shareholder Services” below.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Class 2		Class 3	Class 4	Class 5
1 Year	$58	$51	$48	$43
3 Years	$183	$160	$151	$135
5 Years	$318	$280	$263	$235
10 Years	$714	$628	$591	$530

Class 2		Class 3	Class 4	Class 5
1 Year	$58	$51	$48	$43
3 Years	$183	$160	$151	$135
5 Years	$318	$280	$263	$235
10 Years	$714	$628	$591	$530

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses” above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in a diversified, international portfolio of common stocks and other equity securities of issuers located in countries of developed and emerging markets.

The Fund invests predominantly in securities issued by companies located in countries outside the U.S., including a range of developed and emerging market countries. The Fund may, however, invest up to 10% of its net assets in common stocks and other equities of companies located in the U.S. Under normal circumstances, the Fund invests in securities of issuers located in at least three countries outside the U.S. and typically maintains substantial exposure to emerging markets, which could constitute a majority of the Fund’s holdings. The Fund invests in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities, rights and warrants. The Fund is not constrained with respect to market capitalization and may participate in initial public offerings (“IPOs”). In addition, investment is permitted in securities offerings that are not registered in the U.S. In selecting companies for investment, the portfolio managers generally consider issuers in both developed and emerging markets.

The portfolio managers employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and select companies without being constrained by a benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. Under normal circumstances, the intended outcome is a diversified portfolio typically consisting of at least 50 growth companies with the potential to outperform the MSCI ACWI ex USA Index over the long term. The process can result in significant exposure to a single country or a small number of countries or countries in a specific region, such as those located in emerging markets. The Fund expects to invest in Chinese companies, among other means, through China A shares, which are common stocks and other equity securities that are listed or traded on a Chinese stock exchange and which are quoted in renminbi, the official currency of China. The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers’ long-term investment outlook. Because the Fund aims to hold securities for long periods, the Fund does not expect to actively reduce its holdings of shares of particular issuers (other than in response to purchase and redemption requests) even if market movements cause the Fund to operate as a non-diversified company for an extended period of time. When assessing a company’s long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund’s investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year and by comparing the Fund’s average annual total returns with those of the Fund’s benchmarks. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns – Class 2 Shares

Highest Quarterly Return: 36.72% (Q2, 2020) Lowest Quarterly Return: ‑21.75% (Q1, 2022)
Average Annual Total Returns for Periods Ended December 31, 2025

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class 2 shares only, and after-tax returns for other share classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account. The table compares the Fund’s returns to two broad-based securities market indices that the Fund believes provide appropriate market benchmarks for the Fund’s performance. A description of the Fund’s comparative indices and details regarding the calculation of the Fund’s class-by-class performance are provided in the section of the Prospectus entitled “Additional Performance Information.”

Average Annual Total Returns for Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class 2 Returns Before Taxes	17.28%	‑2.99%	8.93%
Class 2 Returns After Taxes on Distributions	15.93%	‑4.23%	7.57%
Class 2 Returns After Taxes on Distributions and Sale of Fund Shares	11.34%	‑2.26%	7.22%
Class 3 Returns Before Taxes	16.85%	‑3.07%	8.89%
Class 4 Returns Before Taxes(1)	17.39%	‑2.90%	9.03%
Class 5 Returns Before Taxes	17.45%	‑2.85%	9.10%
Comparative Index (reflects no deductions for fees, expenses or taxes)
MSCI ACWI ex USA Index(2)	33.11%	8.45%	8.94%
MSCI EAFE Index(2)	31.89%	9.46%	8.71%
(1)

Performance for Class 4 shares prior to their date of inception (October 10, 2016) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it, returns would have been higher.

(2)

The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Updated information on the Fund’s investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.